Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2018	2017
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	123	207
Other purchase obligations	2,010	934
Purchase obligations	2,133	1,141

Schedule of Maturities of Other Financial Commitments

12/31/2018
€ millions	Purchase Obligations
Due 2019	827
Due 2020 to 2023	1,290
Due thereafter	17
Total	2,133